UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05654

Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2008

Date of reporting period:	May 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Trust

Portfolio of Investments  May 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (87.8%)
	Accident & Health Insurance (0.3%)
$130	Travelers Cos Inc.	5.80%	05/15/18	$127,833

	Advertising/Marketing Services (0.1%)
55	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	49,775

	Aerospace & Defense (0.5%)
225	Systems 2001 Asset Trust - 144A* (Cayman Islands)	6.664	09/15/13	231,098

	Airlines (0.5%)
219	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	208,373

	Auto Parts: O.E.M. (0.3%)
150	ArvinMeritor, Inc.	8.75	03/01/12	141,000

	Beverages: Alcoholic (0.6%)
65	Anheuser-Busch Companies, Inc.	5.50	01/15/18	62,990
225	FBG Finance Ltd. - 144A* (Australia)	5.125	06/15/15	211,721
				274,711
	Biotechnology (1.3%)
220	Amgen Inc.	5.85	06/01/17	215,121
335	Biogen Idec Inc.	6.875	03/01/18	337,316
				552,437
	Broadcasting (0.5%)
205	Grupo Televisa S.A. - 144A*	6.00	05/15/18	201,418

	Cable/Satellite TV (2.4%)
270	Comcast Cable Communications, Inc.	6.75	01/30/11	279,163
80	Comcast Cable Communications, Inc.	7.125	06/15/13	84,466
230	Comcast Corp.	6.50	01/15/15	237,804
40	DirecTV Holdings LLC/DirecTV Financing Co.	6.375	06/15/15	38,150
165	DirecTV Holdings LLC/DirecTV Financing Co. - 144A*	7.625	05/15/16	165,206
210	EchoStar DBS Corp.	6.375	10/01/11	207,900
				1,012,689
	Chemicals: Agricultural (0.1%)
65	Monsanto Co. (a)	5.125	04/15/18	63,328

	Computer Processing Hardware (0.5%)
225	Dell Inc. - 144A*	5.65	04/15/18	217,157

	Data Processing Services (0.3%)
135	Fiserv, Inc.	6.80	11/20/17	136,636

	Department Stores (0.2%)
100	General Electric Capital Corp. (a)	5.625	05/01/18	98,969

	Drugstore Chains (1.0%)
15	CVS Caremark Corp.	5.75	06/01/17	14,870
165	CVS Corp.	5.75	08/15/11	169,110
286	CVS Lease Pass Through - 144A*	6.036	12/10/28	259,864
				443,844
	Electric Utilities (8.2%)
220	AES Corp. (The) - 144A*	8.00	06/01/20	217,250
400	Arizona Public Service Co.	5.80	06/30/14	380,879
85	Carolina Power & Light Co.	5.15	04/01/15	84,887
90	CenterPoint Energy Resources, Corp.	6.25	02/01/37	79,462
45	CenterPoint Energy Resources, Corp. (Series B) (a)	7.875	04/01/13	48,527
340	Duquesne Light Co. (Series O)	6.70	04/15/12	356,068
225	E.ON International Finance BV - 144A*	5.80	04/30/18	221,793
120	Enel Finance International - 144A* (Luxembourg)	5.70	01/15/13	122,042
230	Exelon Corp.	6.75	05/01/11	237,254
50	Florida Power Corp.	5.80	09/15/17	51,506
235	Israel Electric Corp. Ltd. - 144A*	7.25	01/15/19	237,188
245	Ohio Edison Co.	6.40	07/15/16	244,641
290	Ohio Power Company (Series K)	6.00	06/01/16	289,598
145	Pacific Gas & Electric Co.	5.625	11/30/17	145,030
140	PPL Energy Supply LLC	6.50	05/01/18	137,272
100	Public Service Electric & Gas Co. (Series B)	5.00	01/01/13	100,288
170	Texas Eastern Transmission	7.00	07/15/32	172,870
130	Union Electric Co.	6.40	06/15/17	131,577

200	Virginia Electric Power Co.	5.95	09/15/17		203,084
					3,461,216
	Electrical Products (0.5%)
225	Cooper Industries, Inc.	5.25	11/15/12		225,656

	Electronic Components (0.4%)
185	Philips Electronics N.V.	5.75	03/11/18		182,781

	Electronic Equipment/Instruments (0.3%)
120	Xerox Corp. (a)	6.35	05/15/18		118,673

	Electronic Production Equipment (0.5%)
235	KLA Instruments Corp.	6.90	05/01/18		230,127

	Finance/Rental/Leasing (2.5%)
120	Capital One Financial Corp. (a)	6.75	09/15/17		120,468
115	Capmark Financial Group Inc.	6.30	05/10/17		84,514
395	Capmark Financial Group Inc.	5.875	05/10/12		318,411
250	CIT Group, Inc.	5.65	02/13/17		201,412
355	Nationwide Building Society - 144A* (United Kingdom)	4.25	02/01/10		348,243
					1,073,048
	Financial Conglomerates (3.1%)
75	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17		68,176
225	Citigroup Inc. (a)	5.875	05/29/37		197,645
220	Citigroup Inc. (Series E)	8.40	04/29/49		218,359
240	Citigroup Inc. (a)	5.25	02/27/12		239,438
245	JPMorgan Chase & Co.	4.75	05/01/13		240,740
265	JPMorgan Chase & Co.	6.75	02/01/11		277,516
75	Prudential Financial, Inc.	6.625	12/01/37		73,572
					1,315,446
	Food Retail (0.7%)
185	Delhaize America, Inc.	9.00	04/15/31		222,637
80	Kroger Co. (The)	6.40	08/15/17		82,656
					305,293
	Food: Major Diversified (1.1%)
125	ConAgra Foods, Inc. (a)	7.00	10/01/28		126,681
130	ConAgra Foods, Inc.	8.25	09/15/30		145,875
195	Kraft Foods Inc. (a)	6.00	02/11/13		197,957
					470,513
	Food: Meat/Fish/Dairy (0.3%)
40	Pilgrim’s Pride Corp.	7.625	05/01/15		37,000
105	Smithfield Foods, Inc. (Series B)	8.00	10/15/09		107,362
					144,362
	Foods & Beverages (0.3%)
135	Dr. Pepper Snapple Group, Inc. - 144A*	6.82	05/01/18		136,391

	Gas Distributors (2.5%)
85	DCP Midstream LLC - 144A*	6.75	09/15/37		80,721
135	Equitable Resources Inc.	6.50	04/01/18		134,288
370	NiSource Finance Corp. (a)	3.208	11/23/09		359,678
130	NiSource Finance Corp.	6.80	01/15/19		127,835
100	NiSource Finance Corp.	7.875	11/15/10		104,020
230	Questar Market Resources, Inc.	6.80	04/01/18		232,873
					1,039,415
	Home Building (0.1%)
40	Pulte Homes, Inc.	6.375	05/15/33		32,400

	Home Improvement Chains (1.5%)
445	Home Depot Inc.	2.901	12/16/09		428,726
230	Home Depot Inc. (a)	5.40	03/01/16		216,826
					645,552
	Hospital/Nursing Management (0.2%)
70	Tenet Healthcare Corp.	7.375	02/01/13		65,625

	Hotels/Resorts/Cruiselines (0.3%)
115	Starwood Hotels & Resorts Worldwide, Inc.	6.75	05/15/18		110,795

	Industrial Conglomerates (3.2%)
1,285	General Electric Co.	5.25	12/06/17		1,259,062
105	Honeywell International Inc.	5.30	03/01/18		103,773
					1,362,835
	Insurance Brokers/Services (1.7%)
360	Catlin Insurance Co., Ltd. - 144A* (Bahamas)	7.249	12/31/49	##	273,223
485	Farmers Exchange Capital - 144A*	7.05	07/15/28		440,325
					713,548
	Integrated Oil (0.9%)
195	Marathon Oil Corp.	6.00	10/01/17		194,911
205	Petro-Canada (Canada)	5.95	05/15/35		183,778
					378,689

	Investment Banks/Brokers (6.2%)
225	Bear Stearns Companies Inc. (The) (a)	5.55	01/22/17		211,935
160	Bear Stearns Companies Inc. (The)	6.40	10/02/17		160,960
125	Bear Stearns Companies Inc. (The)	7.25	02/01/18		133,209
745	Goldman Sachs Group Inc. (The)	6.15	04/01/18		738,417
505	Goldman Sachs Group Inc. (The)	6.75	10/01/37		475,290
160	Lehman Brothers Holdings, Inc.	5.75	01/03/17		142,386
255	Lehman Brothers Holdings, Inc.	6.50	07/19/17		237,217
490	Lehman Brothers Holdings, Inc. (a)	6.875	07/17/37		424,321
125	Merrill Lynch & Co. (Series C) (a)	5.45	02/05/13		118,455
					2,642,190
	Major Banks (7.2%)
200	Bank of America Corp. (a)	4.875	09/15/12		198,563
640	Bank of America Corp.	5.75	12/01/17		629,641
130	Bank of New York Mellon Corp. (Series G)	4.50	04/01/13		128,364
100	Barclays Bank Plc. - 144A* (United Kingdom) (a)	6.05	12/04/17		97,879
525	Credit Suisse New York (CH)	6.00	02/15/18		512,718
225	HBOS Plc. - 144A*	6.75	05/21/18		219,872
485	HSBC Finance Corp. (a)	6.75	05/15/11		498,150
440	Wachovia Capital Trust III	5.80	03/15/42	#	336,801
435	Wells Fargo & Co. (a)	5.625	12/11/17		435,078
					3,057,066
	Major Telecommunications (6.9%)
565	AT&T Corp.	8.00	11/15/31		653,287
295	France Telecom S.A. (France) (a)	8.50	03/01/31		369,810
300	SBC Communications, Inc.	6.15	09/15/34		284,221
305	Sprint Capital Corp. (a)	8.75	03/15/32		275,905
335	Sprint Nextel Corp. (a)	6.00	12/01/16		276,810
215	Telecom Italia Capital SA (Luxembourg) (a)	4.00	01/15/10		211,909
200	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14		184,391
330	Telefonica Europe BV (Netherlands)	8.25	09/15/30		387,764
265	Verizon Communications Inc.	5.50	02/15/18		259,295
					2,903,392
	Managed Health Care (0.6%)
260	Unitedhealth Group Inc.	6.00	02/15/18		254,831

	Media Conglomerates (3.4%)
130	News America Inc. - 144A* (a)	6.65	11/15/37		128,826
350	Time Warner, Inc.	2.915	11/13/09		342,253
240	Time Warner, Inc.	5.875	11/15/16		230,777
295	Viacom, Inc.	6.875	04/30/36		287,238
445	Vivendi - 144A*	6.625	04/04/18		440,304
					1,429,398
	Medical Specialties (1.8%)
175	Baxter International Inc.	4.625	03/15/15		167,267
200	Covidien International Finance SA - 144A*	6.00	10/15/17		203,102
405	Hospira, Inc.	3.176	03/30/10		392,272
					762,641
	Motor Vehicles (1.1%)
285	DaimlerChrysler North American LLC.	8.50	01/18/31		325,157
155	Harley-Davidson Funding Corp. - 144A*	6.80	06/15/18		154,417
					479,574
	Multi-Line Insurance (2.2%)
450	AIG SunAmerica Global Financing VI - 144A*	6.30	05/10/11		459,841
485	American General Finance Corp. (Series H)	4.625	09/01/10		474,282
					934,123
	Oil & Gas Pipelines (3.3%)
190	Colorado Interstate Gas Co.	6.80	11/15/15		197,122
165	Enterprise Products Operating L.P. (Series B)	5.60	10/15/14		160,401
100	Gaz Capital - 144A*	6.51	03/07/22		94,510
125	Kinder Morgan Energy Partners, L.P.	5.85	09/15/12		125,903
320	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16		298,000
290	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36		273,795
140	TransCanada PipeLines Ltd. (Canada)	6.20	10/15/37		128,836
115	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12		127,937
					1,406,504
	Oil & Gas Production (1.2%)
120	Chesapeake Energy Corp.	7.625	07/15/13		122,700
160	EnCana Corp. (Canada)	6.50	02/01/38		158,280
75	Husky Oil Ltd. (Canada)	8.90	08/15/28		75,787
65	Newfield Exploration Co.	7.125	05/15/18		64,431
110	XTO Energy, Inc.	5.50	06/15/18		105,781
					526,979
	Oil Refining/Marketing (0.3%)
125	Marathon Oil Corp.	5.90	03/15/18		123,845

	Oilfield Services/Equipment (0.4%)
10	Weatherford International Ltd. (a)	6.00		03/15/18	10,025
135	Weatherford International Ltd.	6.35		06/15/17	138,870
					148,895
	Other Metals/Minerals (0.9%)
385	Brascan Corp. (Canada)	7.125		06/15/12	388,285

	Packaged Software (0.5%)
225	Oracle Corp.	5.75		04/15/18	224,058

	Paper & Forest Products (0.5%)
200	Nine Dragons Paper Holdings Ltd. - 144A*	7.875		04/29/13	195,997

	Pharmaceuticals: Major (1.5%)
160	AstraZeneca PLC	5.90		09/15/17	163,980
300	GlaxoSmithKline Capital Inc.	5.65		05/15/18	297,178
130	Wyeth	5.45		04/01/17	128,690
40	Wyeth	5.50		02/15/16	39,717
					629,565
	Property - Casualty Insurers (4.2%)
155	ACE INA Holdings Inc. (a)	5.60		05/15/15	149,191
230	Berkshire Hathaway Finance Corp. - 144A*	5.40		05/15/18	229,925
40	Chubb Corp. (The)	5.75		05/15/18	39,320
645	Mantis Reef Ltd. - 144A* (Cayman Islands)	4.692		11/14/08	641,346
205	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	198,196
510	Xlliac Global Funding - 144A*	4.80		08/10/10	508,933
					1,766,911
	Railroads (0.6%)
250	Union Pacific Corp.	5.45		01/31/13	250,237

	Real Estate Development (1.0%)
245	World Financial Properties - 144A*	6.91		09/01/13	252,013
181	World Financial Properties - 144A*	6.95		09/01/13	186,424
					438,437
	Real Estate Investment Trusts (1.1%)
455	iStar Financial Inc.	3.027		03/09/10	407,780
60	Prologis (a)	6.625		05/15/18	59,573
					467,353
	Restaurants (0.6%)
230	Tricon Global Restaurants, Inc. (a)	8.875		04/15/11	251,239

	Savings Banks (2.4%)
70	Household Finance Corp.	4.125		11/16/09	69,669
170	Household Finance Corp.	8.00		07/15/10	178,279
600	Sovereign Bancorp, Inc.	2.829		03/23/10	533,822
250	Washington Mutual Bank	5.50		01/15/13	218,965
					1,000,735
	Services to the Health Industry (0.6%)
245	Medco Health Solutions, Inc.	7.125		03/15/18	253,862

	Specialty Steels (0.3%)
130	GTL Trade Finance Inc. - 144A* (a)	7.25		10/20/17	132,622

	Steel (0.7%)
185	ArcelorMittal - 144A*	6.125		06/01/18	180,594
100	Evraz Group SA - 144A* (a)	9.50		04/24/18	102,620
					283,214
	Telecommunication Equipment (0.1%)
40	Corning Inc.	7.25		08/15/36	39,875

	Tobacco (0.8%)
255	Philip Morris International Inc.	5.65		05/16/18	249,963
105	Reynolds American Inc.	6.50		07/15/10	107,625
					357,588
	Wireless Telecommunications (0.2%)
100	VIP Finance Ireland Ltd. - 144A*	9.125		04/30/18	103,425

	Total Corporate Bonds (Cost $38,642,290)				37,224,474

	Commercial Mortgage-Backed Securities (5.0%).
250	Citigroup Commercial Mortgage Trust 2007-C6 A4	5.70	†	06/10/17	245,768
400	Commercial Mortgage Pass-Through Certificate 2007-C9 A4	5.816	†	12/10/49	396,113
125	JP Morgan Chase Commercial Mortgage Securities 2007-CB18 A4	5.44		06/12/47	120,200
200	JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A4	5.747	†	02/12/49	196,715
275	JP Morgan Chase Commercial Mortgage Securities 2007-LD11 A4	5.819	†	06/15/49	272,072
200	LB Commercial Conduit Mortgage Trust 2007-C3 A4	5.935	†	07/15/44	199,857
125	LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43		02/15/40	120,194
300	Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342	†	12/15/43	286,414

	300	Wachovia Bank Commercial Mortgage Trust 2007-C33 A4	5.903	†	02/15/51	299,447

		Total Commercial Mortgage-Backed Securities (Cost $2,134,391)				2,136,780

		Asset-Backed Securities (1.0%)
	150	Capital One Multi-Asset Execution Trust 2007-A7 A7	5.75		07/15/20	146,268
	125	Citibank Credit Card Issuance Trust 2007-A8 A8	5.65		09/20/19	123,823
	175	Discover Card Master Trust 2007-A1 A1	5.65		03/16/20	167,057

		Total Asset-Backed Security (Cost $448,929)				437,148

		Government Obligation (0.8%)
MXN	2,555	Mexican Fixed Rate Bonds (Series M20) (Mexico)	9.50		12/18/14	265,510
	$94	Republic of Argentina (Argentina)	8.28		12/31/33	75,827

		Total Government Obligation (Cost $335,602)				341,337

	NUMBER OF
	SHARES
		Non-Convertible Preferred Stock (0.5%)
		Major Banks
	8,975	U.S. Bancorp (Series D) (a) (Cost $225,721)				231,555

	PRINCIPAL
	AMOUNT IN
	THOUSANDS
		Collateralized Mortgage Obligations (0.4%)
$140		American Home Mortgage Assets 2007-5 A3	2.693	†	06/25/47	64,546
	149	Countrywide Alternative Loan Trust 2005-51 B1	3.479	†	11/20/35	26,810
	75	Countrywide Alternative Loan Trust 2005-21 M4	3.093	†	02/25/37	8,954
	75	Countrywide Alternative Loan Trust 2006-0A16 M4	3.003	†	10/25/46	5,250
	75	Harborview Mortgage Loan Trust 2006-8 B4	3.001	†	08/21/36	10,500
	125	Lehman XS Trust 2007-4N M4	3.393	†	03/25/47	10,000
	75	Luminent Mortgage Trust 2006-5 B1	2.753	†	07/25/36	9,615
	125	Master Adjustable Rate Mortgages Trust 2007-3 1M1	3.243	†	05/25/47	14,375

		Total Collateralized Mortgage Obligations (Cost $655,908)				150,050

	NUMBER OF
	SHARES
		Convertible Preferred Stock (0.1%)
		Finance/Rental/Leasing
	1,150	Federal National Mortgage Assoc. $4.375 (Cost $57,500)				57,356

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-term Investments (15.1%)
	U.S. Government Obligations (b) (1.1%)
$30	U.S. Treasury Bills	29,834
455	U.S. Treasury Bills	452,391

	Total U.S. Government Obligations (Cost $482,296)	482,225

	Securities held as Collateral on Loaned Securities (10.5%)
	Repurchase Agreements (c) (2.5%)
253	ABN Amro Bank N.V. (2.575% dated 5/30/2008, due 06/02/08: proceeds $253,309: fully collateralized by commom stocks at the date of this Portfolio of Investment as follows: Teradata Corp. Secure America Acquisition Corp.: Post Properties Inc.: Liberty Media Corp.: Health Net Inc.: Energy Transfer Partners L.P.: Encana Corp.: Cummins Inc.: W.R. Berkely Corp.: Apple Inc.: Alliance Data Systems Corp.: Aecom Technology Corp.: Wells Fargo & Co.: valued at $265,987)	253,273
623	Banc of America Securities LLC (2.15%-2.625% dated 5/30/2008, due 06/02/08: proceeds $623,132: fully collateralized by U.S. Government Agencies securities and common stocks at the date of this Portfolio of Investment as follows: Fannie Mae 2.00%-7.27%, due 06/02/08-09/11/28: Freddie Mac 2.47%-5.00%, due 02/02/09-06/17/19: Federal Home Loan Bank 2.375%-6.50% due 02/20/08-07/15/36: Federal Farm Credit 2.56%-6.25% due 02/25/09-03/05/20: 3M Co.: State Street Corp.: Marvell Technology Group Ltd.: valued at $643,235)	623,051

166	Lehman Brothers Inc. (2.12% dated 5/30/2008, due 06/02/08: proceeds $165,994: fully collateralized by U.S. Government Agencies Securities at the date of this Portfolio of Investment as follows: Fannie Mae 4.00% due 02/06/13: Freddie Mac 4.125%-5.873%, due 04/20/12-05/23/16: valued at $169,347)		165,975

	Total Repurchase Agreements (Cost $1,042,299)		1,042,299

NUMBER OF
SHARES (000)
	Investment Company (8.1%)
3,416	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $3,415,719)		3,415,719

	Total Securities held as Collateral on Loaned Securities
	(Cost $4,458,018)		4,458,018

	Investment Company (d) (3.4%)
1,459	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class ††
	(Cost $1,458,919)		1,458,919

	Total Short-Term Investments (Cost $6,399,233)		6,399,162

	Total Investments
	(Cost $48,899,574) (e) (f)	110.9%	46,977,862
	Liabilities in Excess of Other Assets	(10.9)	(4,600,351)
	Net Assets	100.0%	$42,377,511

MXN	Mexican New Peso.
*	Resale is restricted to qualified institutional investors.
#	Security issued with perpetual maturity.
##	Foreign issued security with perpetual maturity.
†	Floating rate security. Rate shown is the rate in effect at May 31, 2008.
††	Includes cash in the amount of $1,830,000 designated as collateral in connection with open swap contracts.
(a)

The value of loaned securities and related collateral outstanding at May 31, 2008 were 4,300,207 and 4,458,018, respectively. The cash collateral was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	This securities have been physically segregated in connection with open futures contracts in the amount of $155,000.
(c)	Collateralized by federal agencies and U.S. obligations.
(d)

The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(e)	Securities have been designated as collateral in amount equal to $24,180,141 in connection with open futures and swap contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at May 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
22	Long	U.S. Treasury Note 2 Year,
		June 2008	$4,657,125	$(43,044)
20	Long	U.S. Treasury Note 5 Year,
		June 2008	2,215,625	(56,416)
5	Short	U.S.Treasury Bonds 20 Year,
		September 2008	(567,500)	11,417
116	Short	U.S.Treasury Notes 10 Year,
		September 2008	(13,039,125)	175,964

	Net Unrealized Appreciation			$87,921

Interest Rate Swap Contracts Open at May 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	(DEPRECIATION)
Bank of America, N.A.	$2,980	Fixed Rate 5.55%	Floating Rate 0.00%	February 22, 2018	$30,545

Bank of America, N.A.	2,975	Fixed Rate 5.637	Floating Rate 0.00	March 7, 2018	39,211

Bank of America, N.A.	740	Fixed Rate 4.982	Floating Rate 0.00	April 15, 2018	(7,770)

Bank of America, N.A.	865	Fixed Rate 5.07	Floating Rate 0.00	April 14, 2018	(6,401)

Bank of America, N.A.	3,825	Floating Rate 0.00	Fixed Rate 6.04	March 17, 2023	(42,343)

Bank of America, N.A.	1,105	Floating Rate 0.00	Fixed Rate 5.47	April 14, 2023	4,950

Bank of America, N.A.	3,800	Floating Rate 0.00	Fixed Rate 5.957	February 22, 2023	(33,896)

Bank of America, N.A.	895	Floating Rate 0.00	Fixed Rate 5.38	April 15, 2023	6,193

Citibank N.A. New York	1,300	Fixed Rate 5.274	Floating Rate 2.92	October 25, 2037	36,478

Deutsche Bank AG, New York	9,975	Fixed Rate 5.388	Floating Rate 3.092	May 25, 2017	567,677

JPMorgan Chase N.A. New York	4,700	Fixed Rate 5.454	Floating Rate 3.057	June 4, 2017	289,285

JPMorgan Chase N.A. New York	1,250	Fixed Rate 5.448	Floating Rate 3.085	May 29, 2017	76,625

JPMorgan Chase N.A. New York	1,900	Floating Rate 3.057	Fixed Rate 4.582	December 4, 2017	11,001

JPMorgan Chase N.A. New York	2,300	Floating Rate 2.598	Fixed Rate 3.966	March 26, 2018	129,375

JPMorgan Chase N.A. New York	3,400	Floating Rate 2.598	Fixed Rate 3.966	March 26, 2018	191,250

Merrill Lynch & Co., Inc.	990	Fixed Rate 5.00	Floating Rate 0.00	April 15, 2018	(9,781)

Merrill Lynch & Co., Inc.	1,260	Floating Rate 0.00	Fixed Rate 5.395	April 15, 2023	8,203

		Net Unrealized Appreciation..			$1,290,602

#  Floating rate represents USD-3 months LIBOR

Credit Default Swap Contracts Open at May 31, 2008

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
DJ CDX, N.A.	Sell	$440	1.40	December 20, 2012	$4,322
Goldman Sachs International
DJ CDX, N.A.	Sell	455	1.40	December 20, 2012	3,922
Goldman Sachs International
DJ CDX, N.A.	Sell	775	1.40	December 20, 2012	9,475
J.P. Morgan Chase
SLM Corp.	Sell	125	4.95	March 20, 2013	7,741
Merril Lynch, Inc.
SLM Corp.	Sell	125	5.00	March 20, 2013	7,979
Credit Suisse
ABX He	Buy	130	0.18	July 25, 2045	(11,517)
Lehman Brothers, Inc.
ABX He	Buy	130	0.18	July 25, 2045	(12,817)
Goldman Sachs International
American Standard Inc.	Buy	85	0.50	March 20, 2013	(3)
Goldman Sachs International
American Standard Inc.	Buy	45	0.60	March 20, 2018	177
UBS Securities
American Standard Inc.	Buy	245	0.50	March 20, 2013	(7)
UBS Securities
American Standard Inc.	Buy	260	0.60	March 20, 2018	1,022
Credit Suisse
Arrow Electronics Inc.	Buy	280	1.00	March 20, 2015	(4,264)
Credit Suisse
Arrow Electronics Inc.	Buy	65	1.11	March 20, 2013	(1,207)
Lehman Brothers, Inc.
Arrow Electronics Inc.	Buy	45	1.04	March 20, 2018	(850)
Lehman Brothers, Inc.
Arrow Electronics Inc.	Buy	295	1.40	March 20, 2013	(9,197)
Goldman Sachs International
Avalonbay Communities	Buy	430	3.05	March 20, 2013	(34,565)
Bank of America, N.A.
Carnival Corp.	Buy	260	1.57	March 20, 2018	(5,320)

Goldman Sachs International
Carnival Corp.	Buy	25	1.60	March 20, 2018	(619)
Merril Lynch, Inc.
Carnival Corp.	Buy	260	1.50	March 20, 2018	(9,189)
Merril Lynch, Inc.
Carnival Corp.	Buy	215	1.57	March 20, 2018	(7,598)
Merril Lynch, Inc.
Carnival Corp.	Buy	145	1.60	March 20, 2018	(3,591)
Bank of America Securities LLC
Centurytel Inc.	Buy	120	0.88	September 20, 2017	1,660
Goldman Sachs International
Chubb Corp.	Buy	510	0.10	March 20, 2012	5,029
Lehman Brothers, Inc.
CMBX NA	Buy	1,250	0.10	October 12, 1952	(109,321)
Lehman Brothers, Inc.
CMBX NA	Buy	1,265	0.10	October 12, 1952	(117,117)
Lehman Brothers, Inc.
CMBX NA	Buy	570	0.35	October 12, 1952	(10,000)
Lehman Brothers, Inc.
CMBX NA	Buy	135	0.10	October 12, 1952	(12,865)
Goldman Sachs International
Coca-Cola Enterprises, Inc.	Buy	445	0.587	March 20, 2013	(4,499)
Lehman Brothers, Inc.
Coca-Cola Enterprises, Inc.	Buy	200	0.640	March 20, 2013	(2,483)
Goldman Sachs International
Dell Inc.	Buy	255	0.22	March 20, 2012	1,971
Merril Lynch, Inc.
Disney (Walt) Co.	Buy	415	0.60	March 20, 2013	(4,266)
Merril Lynch, Inc.
Disney (Walt) Co.	Buy	440	0.77	March 20, 2013	(7,807)
Citigroup, Inc.
Eaton Corp.	Buy	205	0.62	March 20, 2013	211
Citigroup, Inc.
Eaton Corp.	Buy	170	0.72	March 20, 2013	(565)
Citigroup, Inc.
Eaton Corp.	Buy	115	0.82	March 20, 2018	(508)
Goldman Sachs International
Eaton Corp.	Buy	140	0.97	March 20, 2018	(2,231)
J.P. Morgan Chase
Eaton Corp.	Buy	75	0.60	March 20, 2013	143
Merril Lynch, Inc.
Eaton Corp.	Buy	160	0.92	March 20, 2018	(1,935)
Goldman Sachs International
Firstenergy Corp.	Buy	430	1.25	March 20, 2013	(9,557)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	185	0.70	March 20, 2013	(2,348)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	130	0.82	March 20, 2018	407
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	130	0.47	March 20, 2018	(3,150)
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	150	0.45	March 20, 2018	704
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	105	0.46	March 20, 2018	411
Goldman Sachs International
Hartford Life Inc.	Buy	550	0.12	December 20, 2011	10,144
Goldman Sachs International
Lehman Brothers Holdings Inc.	Buy	225	4.40	March 20, 2013	(20,023)
Goldman Sachs International
Lehman Brothers Holdings Inc.	Buy	495	4.75	March 20, 2013	(51,060)
UBS Securities
Martin Marietta Materials	Buy	205	1.73	March 20, 2018	(2,627)
UBS Securities
Martin Marietta Materials	Buy	205	1.78	March 20, 2013	(6,470)
Bank of America, N.A.
Merril Lynch & Co., Inc.	Buy	145	3.25	March 20, 2013	(8,656)
Goldman Sachs International
Merril Lynch & Co., Inc.	Buy	85	3.25	March 20, 2013	(5,074)
Lehman Brothers, Inc.
Metlife, Inc.	Buy	245	2.15	March 20, 2013	(13,231)
Deutsche Securities Inc.
MGIC Investment Corp.	Buy	85	8.15	March 20, 2013	(10,905)
Goldman Sachs International
Motorola, Inc.	Buy	180	0.15	December 20, 2011	11,991
Goldman Sachs International
Motorola, Inc.	Buy	360	0.157	December 20, 2011	23,901
Bank of America, N.A.
Nordstrom, Inc.	Buy	175	1.03	March 20, 2018	692
Credit Suisse
Nordstrom, Inc.	Buy	450	1.04	March 20, 2013	(1,315)
Credit Suisse
Nordstrom, Inc.	Buy	225	1.05	March 20, 2013	(754)
J.P. Morgan Chase
Nordstrom, Inc.	Buy	140	1.07	March 20, 2018	133
J.P. Morgan Chase
Nordstrom, Inc.	Buy	140	1.15	March 20, 2018	(707)

Bank of America, N.A.
Pactiv Corp.	Buy	290	1.375	March 20, 2013	(7,244)
Credit Suisse
Pactiv Corp.	Buy	290	1.35	March 20, 2013	(6,930)
Deutsche Securities Inc.
Pactiv Corp.	Buy	100	1.34	March 20, 2013	(2,346)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	115	0.58	March 20, 2013	(893)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	155	0.63	March 20, 2013	(1,543)
Citigroup, Inc.
Pitney Bowes Inc.	Buy	290	0.48	March 20, 2013	(456)
Credit Suisse
PMI Group, Inc.	Buy	70	8.10	March 20, 2013	(7,166)
Goldman Sachs International
Prologis	Buy	250	2.97	June 20, 2013	(15,032)
Goldman Sachs International
Prologis	Buy	190	3.33	March 20, 2013	(13,995)
Bank of America, N.A.
Sealed Air Corp.	Buy	100	1.08	March 20, 2018	1,787
Bank of America, N.A.
Sealed Air Corp.	Buy	120	1.12	March 20, 2018	1,791
Goldman Sachs International
Sealed Air Corp.	Buy	165	1.08	March 20, 2018	2,949
Goldman Sachs International
Sealed Air Corp.	Buy	80	1.24	March 20, 2018	486
Goldman Sachs International
Simon Property Group	Buy	280	2.32	March 20, 2018	(31,883)
Goldman Sachs International
Simon Property Group	Buy	350	2.37	March 20, 2018	(41,180)
Bank of America, N.A.
Textron Financial Corp.	Buy	140	0.80	March 20, 2018	469
Goldman Sachs International
Textron Financial Corp.	Buy	245	1.05	March 20, 2013	(1,180)
UBS Securities
Textron Financial Corp.	Buy	120	1.00	March 20, 2013	(281)
UBS Securities
Textron Financial Corp.	Buy	100	1.01	March 20, 2013	(234)
UBS Securities
Textron Financial Corp.	Buy	240	1.06	March 20, 2013	(3,987)
Bank of America, N.A.
Toll Brothers, Inc.	Buy	110	2.25	March 20, 2018	(677)
Bank of America, N.A.
Toll Brothers, Inc.	Buy	220	2.90	March 20, 2013	(3,080)
Citigroup, Inc.
Tyco Electronics Ltd.	Buy	103	0.43	March 20, 2012	585
Citigroup, Inc.
Tyco Electronics Ltd.	Buy	53	0.43	March 20, 2012	302
Goldman Sachs International
Union Pacific Corp.	Buy	265	0.20	December 20, 2011	2,108
Deutsche Securities Inc.
Washington Mutual	Buy	230	5.00	June 20, 2013	(16,104)
Goldman Sachs International
Washington Mutual	Buy	385	6.48	March 20, 2013	(46,020)
Bank of America, N.A.
Yum Brands, Inc.	Buy	30	1.18	March 20, 2013	(415)
Bank of America, N.A.
Yum Brands, Inc.	Buy	200	1.25	March 20, 2013	(3,369)

		Net Unrealized Depreciation			$(611,725)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008